Share-based payments - Summary of Restricted Stock Unit Activity (Details) - 2021 Plan - Restricted Stock Units (RSUs)	12 Months Ended
	Dec. 31, 2024 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, Nonvested Beginning Balance | shares	2,860,058
Ordinary shares, Granted | shares	2,724,240	[1]
Ordinary shares, Vested | shares	(1,235,390)
Ordinary shares, Forfeited | shares	(666,873)
Ordinary shares, Performance adjustments | shares	(11,942)	[2]
Ordinary shares, Nonvested Ending Balance | shares	3,670,093
Weighted Average Grant Date Fair Value, Outstanding Beginning Balance | $ / shares	$ 27.43
Weighted Average Grant Date Fair Value, Granted | $ / shares	16.12	[1]
Weighted Average Grant Date Fair Value, Vested | $ / shares	29.72
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	18.52
Weighted Average Grant Date Fair Value, Performance adjustment | $ / shares	0	[2]
Weighted Average Grant Date Fair Value, Outstanding Ending balance | $ / shares	$ 18.02

[1]	Represents RSUs and PRSUs based on performance target achievement of 100%.
[2]	Represents the adjustment to the number of PRSUs vested based on actual performance compared to target.